UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04084

Hawaiian Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

Hawaiian Tax-Free Trust
Schedule of Investments
June 30, 2016
(unaudited)

Principal Amount	Security Description	Ratings Moody's, S&P and Fitch	Value	(a)

General Obligation Bonds (45.1%):

City & County (29.0%):

	City and County of Honolulu, Hawaii, Refunding, Series B
$5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	$5,793,750
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,463,710
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,664,650

	City and County of Honolulu, Hawaii, Series A
1,000,000	5.000%, 10/01/19	Aa1/NR/AA+	1,134,930
2,000,000	5.000%, 10/01/20	Aa1/NR/AA+	2,340,040
2,000,000	5.000%, 10/01/21	Aa1/NR/AA+	2,402,560
2,000,000	5.000%, 10/01/22	Aa1/NR/AA+	2,460,700
2,000,000	5.000%, 10/01/23	Aa1/NR/AA+	2,517,300
5,000,000	5.000%, 10/01/24	Aa1/NR/AA+	6,431,400
5,000,000	5.000%, 10/01/25	Aa1/NR/AA+	6,529,100
5,000,000	5.000%, 10/01/26	Aa1/NR/AA+	6,444,200
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,458,420
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	6,122,200
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	6,091,650
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	6,084,900
5,000,000	4.000%, 11/01/35	Aa1/NR/AA+	5,417,500

	City and County of Honolulu, Hawaii, Series A, Refunding
5,000,000	5.000%, 04/01/19	Aa1/NR/AA+	5,578,700

	City and County of Honolulu, Hawaii, Series B
4,430,000	5.000%, 11/01/21	Aa1/NR/AA+	5,332,923
5,000,000	5.000%, 11/01/22	Aa1/NR/AA+	6,163,150
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,612,850
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,894,450
5,000,000	4.500%, 11/01/29	Aa1/NR/AA+	5,871,400

	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,599,739
1,300,000	5.000%, 10/01/24	Aa1/NR/AA+	1,672,164
2,615,000	5.000%, 10/01/26	Aa1/NR/AA+	3,370,317
2,000,000	5.000%, 10/01/27	Aa1/NR/AA+	2,552,060

	City and County of Honolulu, Hawaii, Series D
3,500,000	5.250%, 09/01/26	Aa1/NR/AA+	3,983,910
3,820,000	5.250%, 09/01/27	Aa1/NR/AA+	4,346,854
7,390,000	5.250%, 09/01/28	Aa1/NR/AA+	8,406,790
8,585,000	5.250%, 09/01/30	Aa1/NR/AA+	9,754,706
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	10,336,360

	City and County of Honolulu, Hawaii, Series F
5,000,000	5.000%, 09/01/19	Aa1/NR/AA+	5,657,500
5,000,000	5.000%, 09/01/20	Aa1/NR/AA+	5,659,150

	County of Hawaii, Series A
1,155,000	5.250%, 07/15/17	Aa2/AA-/AA-	1,210,532
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA-	1,818,240

	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA-	2,091,060

	County of Hawaii, Series B
750,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA-	784,148

	County of Hawaii, Series B
1,000,000	5.000%, 09/01/17	Aa2/AA-/AA-	1,050,460
1,185,000	4.000%, 09/01/19	Aa2/AA-/AA-	1,302,031

	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-/AA-	1,832,903

	County of Hawaii, 2013-Series A
500,000	5.000%, 09/01/23	Aa2/AA-/AA-	614,360
1,000,000	5.000%, 09/01/24	Aa2/AA-/AA-	1,227,380
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA-	1,229,380
1,575,000	5.000%, 09/01/26	Aa2/AA-/AA-	1,924,745
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA-	1,214,130
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA-	1,214,130

	County of Kauai, Hawaii, 2005-Series A, Unrefunded
715,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA/NR	717,738
930,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA/NR	933,106
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA/NR	762,485
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA/NR	511,673

	County of Kauai, Hawaii, Refunding, Series A
1,000,000	3.250%, 08/01/21	Aa2/AA/AA-	1,105,720
1,445,000	4.000%, 08/01/22	Aa2/AA/AA-	1,647,228
1,240,000	4.000%, 08/01/24	Aa2/AA/AA-	1,432,423
1,000,000	3.625%, 08/01/25	Aa2/AA/AA-	1,097,710
970,000	3.000%, 08/01/25	Aa2/AA/AA-	1,048,240
600,000	3.000%, 08/01/26	Aa2/AA/AA-	644,076
2,280,000	4.500%, 08/01/28	Aa2/AA/AA-	2,686,957
345,000	5.000%, 08/01/29	Aa2/AA/AA-	421,066

	County of Kauai, Hawaii, Series A
855,000	2.250%, 08/01/17	Aa2/AA/AA-	870,014

	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,111,787
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,143,020

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+/AA+	4,337,061
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	5,207,849
2,385,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,674,730

	County of Maui, Hawaii, Series 2012
270,000	5.000%, 06/01/21	Aa1/AA+/AA+	324,124

	County of Maui, Hawaii, Series 2014
4,065,000	5.000%, 06/01/20	Aa1/AA+/AA+	4,738,489

	County of Maui, Hawaii, Series 2014 Refunding
1,000,000	5.000%, 06/01/18	Aa1/AA+/AA+	1,081,720
1,500,000	5.000%, 06/01/19	Aa1/AA+/AA+	1,690,095
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,338,235
1,000,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,262,340
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	5,162,005

	Total City & County		228,613,423

State (16.1%):

	State of Hawaii, Series DK, Unrefunded balance
140,000	5.000%, 05/01/19	Aa2/AA/NR	150,969

	State of Hawaii, Series DQ
500,000	5.000%, 06/01/17	Aa2/AA/AA	520,055

	State of Hawaii, Series DR
2,075,000	5.000%, 06/01/17	Aa2/AA/AA	2,158,228

	State of Hawaii, Series DY, Refunding
3,765,000	5.000%, 02/01/20	Aa2/AA/AA	4,317,476

	State of Hawaii, Series DZ
10,575,000	5.000%, 12/01/29	Aa2/AA/AA	12,603,814
6,500,000	5.000%, 12/01/30	Aa2/AA/AA	7,735,845

	State of Hawaii, Series DZ, Unrefunded balance
790,000	5.000%, 12/01/19	Aa2/AA/AA	902,591
5,015,000	5.000%, 12/01/26	Aa2/AA/AA	6,011,882
3,385,000	5.000%, 12/01/28	Aa2/AA/AA	4,040,268

	State of Hawaii, Series EA
4,520,000	5.000%, 12/01/16	Aa2/AA/AA	4,602,626

	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa2/AA/AA	1,439,258
5,000,000	5.000%, 11/01/22	Aa2/AA/AA	6,170,000
1,500,000	5.000%, 11/01/24	Aa2/AA/AA	1,841,760
5,300,000	5.000%, 11/01/25	Aa2/AA/AA	6,489,532
1,000,000	5.000%, 11/01/27	Aa2/AA/AA	1,217,660

	State of Hawaii, Series EH
1,500,000	5.000%, 08/01/18	Aa2/AA/AA	1,634,235
1,500,000	5.000%, 08/01/20	Aa2/AA/AA	1,746,495
1,000,000	5.000%, 08/01/21	Aa2/AA/AA	1,196,690
1,800,000	5.000%, 08/01/27	Aa2/AA/AA	2,231,964

	State of Hawaii, Series EK, Refunding
1,500,000	5.000%, 08/01/16	Aa2/AA/AA	1,505,580

	State of Hawaii, Series EL, Refunding
2,000,000	5.000%, 08/01/23	Aa2/AA/AA	2,507,460

	State of Hawaii, Series EO, Refunding
4,000,000	5.000%, 08/01/27	Aa2/AA/AA	5,053,320
2,000,000	5.000%, 08/01/28	Aa2/AA/AA	2,518,000
1,000,000	5.000%, 08/01/29	Aa2/AA/AA	1,254,700
1,000,000	5.000%, 08/01/30	Aa2/AA/AA	1,251,260

	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa2/AA/AA	2,452,780
5,000,000	5.000%, 08/01/23	Aa2/AA/AA	6,268,650
5,000,000	5.000%, 08/01/24	Aa2/AA/AA	6,395,200
5,000,000	5.000%, 08/01/25	Aa2/AA/AA	6,373,250
5,245,000	5.000%, 08/01/26	Aa2/AA/AA	6,662,619

	State of Hawaii, Series ET
1,100,000	4.000%, 10/01/18	Aa2/AA/AA	1,181,664

	State of Hawaii, Series EU
1,690,000	3.000%, 10/01/25	Aa2/AA/AA	1,893,915

	State of Hawaii, Series EZ Refunding
2,000,000	5.000%, 10/01/26	Aa2/AA/AA	2,603,600

	State of Hawaii, Series FB
2,000,000	5.000%, 04/01/24	Aa2/AA/AA	2,544,420
5,000,000	5.000%, 04/01/27	Aa2/AA/AA	6,537,400
2,255,000	4.000%, 04/01/29	Aa2/AA/AA	2,687,306

	Total State		126,702,472

	Total General Obligation Bonds		355,315,895

Revenue Bonds (37.8%):

Airport (4.4%):

	State of Hawaii Airport System Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21	A1/A+/A	15,171,260
5,000,000	5.000%, 07/01/22	A1/A+/A	5,798,550
1,500,000	5.000%, 07/01/23	A1/A+/A	1,728,705
2,000,000	5.000%, 07/01/24	A1/A+/A	2,297,720

	State of Hawaii Airport System Revenue Refunding, AMT Series B
1,000,000	5.000%, 07/01/16	NR/A+/NR	1,000,000

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A1/A+/A	1,346,673
1,000,000	5.250%, 07/01/23	A1/A+/A	1,169,520

	State of Hawaii Airport System Revenue, Series A
2,000,000	4.000%, 07/01/20	A1/A+/A	2,243,900
3,000,000	5.000%, 07/01/22	A1/A+/A	3,479,250

	Total Airport		34,235,578

Education (4.8%):

	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/AA-/AA	5,005,650

	University of Hawaii, Revenue Refunding, Med School, Series E
500,000	5.000%, 10/01/21	Aa2/A+/AA	598,100
1,500,000	5.000%, 10/01/25	Aa2/A+/AA	1,937,730
1,685,000	5.000%, 10/01/29	Aa2/A+/AA	2,174,206

	University of Hawaii, Revenue Refunding, Series A
775,000	5.000%, 07/15/22 NPFG Insured	Aa2/AA-/AA	775,876
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/AA-/AA	1,001,010
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/AA-/AA	4,844,888

	University of Hawaii, Series A
1,510,000	5.000%, 10/01/17	Aa2/A+/AA	1,591,691

	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+/AA	1,070,310
2,725,000	5.500%, 10/01/22	Aa2/A+/AA	3,124,812
5,225,000	5.250%, 10/01/34	Aa2/A+/AA	5,871,542

	University of Hawaii, Series A-2
1,125,000	4.000%, 10/01/16	Aa2/A+/AA	1,134,439
2,175,000	4.000%, 10/01/17	Aa2/A+/AA	2,265,915
1,000,000	4.000%, 10/01/19	Aa2/A+/AA	1,098,640

	University of Hawaii, Series B
750,000	4.000%, 10/01/23	Aa2/A+/AA	882,608
1,250,000	4.000%, 10/01/24	Aa2/A+/AA	1,493,375
1,050,000	5.000%, 10/01/25	Aa2/A+/AA	1,356,411
1,000,000	5.000%, 10/01/26	Aa2/A+/AA	1,285,870

	Total Education		37,513,073

Housing (0.9%):

	Hawaii State Department of Hawaiian Home Lands
715,000	5.000%, 04/01/17	A1/NR/A	737,530
1,000,000	5.500%, 04/01/20	A1/NR/A	1,117,970

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
2,000,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+/NR	2,147,980

	State of Hawaii Housing Finance and Development Corp., Kalani Gardens, Series A
1,900,000	0.700%, 04/01/17	NR/AAA/NR	1,900,285

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
1,225,000	4.500%, 01/01/26 FNMA/GNMA Collateralized	Aaa/AA+/AAA	1,304,797

	Total Housing		7,208,562

Medical (5.6%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
940,000	5.000%, 07/01/19	A1/A/A+	1,050,638
695,000	5.000%, 07/01/20	A1/A/A+	800,716
750,000	5.000%, 07/01/21	A1/A/A+	887,138
1,000,000	5.000%, 07/01/24	A1/A/A+	1,220,190
685,000	5.000%, 07/01/25	A1/A/A+	831,295
1,355,000	5.000%, 07/01/27	A1/A/A+	1,610,065

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
420,000	5.000%, 07/01/20	A1/A/A+	483,886

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
2,015,000	5.000%, 07/01/20	A1/AA-/NR	2,324,927
1,250,000	5.000%, 07/01/21	A1/AA-/NR	1,479,888
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,816,710
865,000	5.000%, 07/01/23	A1/AA-/NR	1,069,616
2,760,000	5.000%, 07/01/24	A1/AA-/NR	3,477,379
1,310,000	5.000%, 07/01/25	A1/AA-/NR	1,677,625
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,188,066
2,000,000	5.000%, 07/01/27	A1/AA-/NR	2,530,700
850,000	5.000%, 07/01/28	A1/AA-/NR	1,071,527
12,790,000	5.000%, 07/01/35	A1/AA-/NR	15,672,099

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
3,575,000	5.125%, 11/15/32	NR/NR/BBB+	3,950,625

	Total Medical		44,143,090

Transportation (8.8%):

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+/A+	19,280,250
4,025,000	5.625%, 07/01/40	A2/A+/A+	4,641,469

	State of Hawaii Harbor System, Series A 2006, AMT
4,910,000	5.250%, 01/01/25 AGM Insured	A2/AA/A+	4,925,221
1,450,000	5.250%, 01/01/27 AGM Insured	A2/AA/A+	1,454,423

	State of Hawaii Harbor System, Series A-AMT
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA/A+	2,312,283

	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+/AA	1,023,180
1,000,000	5.250%, 01/01/18	Aa2/AA+/AA	1,068,080
5,135,000	5.500%, 07/01/18	Aa2/AA+/AA	5,615,995
5,220,000	6.000%, 01/01/23	Aa2/AA+/AA	5,885,446

	State of Hawaii Highway Revenue, Series A
500,000	5.000%, 01/01/24	Aa2/AA+/AA	632,375
1,500,000	5.000%, 01/01/25	Aa2/AA+/AA	1,934,160
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	7,200,000
4,100,000	5.000%, 01/01/29	Aa2/AA+/AA	4,920,000
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,773,652
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,642,619

	Total Transportation		69,309,153

Utility (0.5%):

	State of Hawaii, Department of Business, Economic Development and Tourism Green Energy Market Securitization Bonds, Series A (Federally Taxable)
4,125,000	1.467%, 07/01/22	Aaa/AAA/AAA	4,143,563

Water & Sewer (12.8%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,252,400
1,000,000	5.000%, 07/01/24	Aa2/NR/AA+	1,277,190
1,700,000	5.000%, 07/01/26	Aa2/NR/AA+	2,159,425
800,000	5.000%, 07/01/27	Aa2/NR/AA+	1,007,936

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,642,660
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,781,395
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	6,073,497
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,670,192
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	4,212,838

	City and County of Honolulu, Hawaii, Wastewater System
5,360,000	4.500%, 07/01/28	Aa2/NR/AA	6,146,419
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	5,095,642
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,110,010
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,356,900

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Unrefunded balance
445,000	5.000%, 07/01/20	Aa2/NR/AA	500,603

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Unrefunded Balance
530,000	5.000%, 07/01/21	Aa2/NR/AA	596,054
1,235,000	5.000%, 07/01/22	Aa2/NR/AA	1,388,535
1,455,000	5.000%, 07/01/23	Aa2/NR/AA	1,635,420
1,105,000	5.000%, 07/01/24	Aa2/NR/AA	1,241,666

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2011A
1,320,000	3.250%, 07/01/20	Aa2/NR/AA	1,437,942

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,222,740
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,222,740
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,835,085
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,984,950

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	3,053,625
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,257,120
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,376,590

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015 B
1,000,000	5.000%, 07/01/22	Aa2/NR/AA	1,221,450
2,000,000	5.000%, 07/01/23	Aa2/NR/AA	2,501,760
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,545,680
2,000,000	5.000%, 07/01/25	Aa2/NR/AA	2,602,040
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,521,240
2,000,000	5.000%, 07/01/31	Aa2/NR/AA	2,511,820

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2009 A
1,080,000	5.000%, 07/01/22	Aa3/NR/AA-	1,208,477

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	8,316,934

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015 A
850,000	5.000%, 07/01/21	Aa3/NR/AA-	1,008,593
2,000,000	5.000%, 07/01/22	Aa3/NR/AA-	2,429,980
500,000	5.000%, 07/01/24	Aa3/NR/AA-	634,260
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	5,168,960

	Total Water & Sewer		101,210,768

	Total Revenue Bonds		297,763,787

Pre-Refunded\ Escrowed to Maturity Bonds (15.8%)††

Pre-Refunded\ Escrowed to Maturity General Obligation Bonds (11.4%)

City & County (4.5%):

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 4/01/19 @100
3,930,000	5.000%, 04/01/20	Aa1/NR/AA+	4,384,858
460,000	5.000%, 04/01/25	Aa1/NR/AA+	513,240
1,875,000	5.250%, 04/01/32	Aa1/NR/AA+	2,104,688

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 7/01/17 @100
230,000	5.000%, 07/01/22 AGM Insured	Aa1/AA/AA+	240,005
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA/AA+	3,130,500
2,620,000	5.000%, 07/01/30 AGM Insured	Aa1/AA/AA+	2,733,970

	County of Hawaii, Prerefunded to 7/15/18 @100
1,890,000	5.500%, 07/15/22	Aa2/AA-/AA-	2,073,708
2,245,000	5.500%, 07/15/23	Aa2/AA-/AA-	2,463,214
1,990,000	5.750%, 07/15/24	Aa2/AA-/AA-	2,193,418
2,370,000	5.750%, 07/15/25	Aa2/AA-/AA-	2,612,261
3,585,000	6.000%, 07/15/27	Aa2/AA-/AA-	3,969,455

	County of Hawaii, Series A , Prerefunded to 7/15/16 @100
2,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA/NR	2,853,221

	County of Hawaii, Series A, Prerefunded to 3/01/20 @100
1,000,000	5.000%, 03/01/26	Aa2/AA-/AA-	1,150,500

	County of Hawaii, 2010-Series A, Prerefunded to 3/01/20 @100
2,870,000	5.000%, 03/01/29	Aa2/AA-/AA-	3,301,935

	County of Maui, Hawaii, Series A Prerefunded to 07/01/16 @100
1,165,000	4.375%, 07/01/19 NPFG Insured	NR/AA+/AA+	1,165,000
750,000	5.000%, 07/01/20 NPFG Insured	NR/AA+/AA+	750,000

	Total City & County		35,639,973

State (6.9%):

	Guam Government, Series A, Prerefunded to 11/15/19 @100
5,000,000	6.750%, 11/15/29	NR/NR/NR*	5,985,650

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR/NR*	770,613

	State of Hawaii, Series DJ, Prerefunded to 04/01/17 @100
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC Insured	Aa2/AA/NR	5,163,200
1,605,000	5.000%, 04/01/26 AMBAC Insured	Aa2/AA/AA	1,657,387

	State of Hawaii, Series DJ, Prerefunded to 04/01/17 @100
3,040,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA/NR	3,139,226
2,465,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA/NR	2,545,458
6,130,000	5.000%, 04/01/25 AMBAC Insured	Aa2/NR/NR	6,330,083

	State of Hawaii, Series DK, ETM 5/01/18
470,000	5.000%, 05/01/18	NR/NR/NR*	506,557

	State of Hawaii, Series DK, Prerefunded to 05/01/18 @100
6,145,000	5.000%, 05/01/19	NR/NR/NR*	6,622,958
930,000	5.000%, 05/01/20	NR/NR/NR*	1,002,335
55,000	5.000%, 05/01/20	NR/NR/NR*	59,278
15,000	5.000%, 05/01/20	Aa2/AA/NR	16,181

	State of Hawaii, Series DN, Prerefunded to 08/01/18 @100
665,000	5.250%, 08/01/25	NR/NR/NR*	727,630
335,000	5.250%, 08/01/25	Aa2/AA/AA	366,550

	State of Hawaii, Series DQ, Prerefunded to 06/01/19 @100
6,620,000	5.000%, 06/01/23	NR/NR/NR*	7,428,368
3,380,000	5.000%, 06/01/23	Aa2/AA/AA	3,792,732
600,000	5.000%, 06/01/25	NR/NR/NR*	673,266
400,000	5.000%, 06/01/25	Aa2/AA/AA	448,844

	State of Hawaii, Series DZ, ETM
710,000	5.000%, 12/01/19	NR/NR/NR*	810,415

	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
3,565,000	5.000%, 12/01/26	NR/NR/NR*	4,317,322
1,615,000	5.000%, 12/01/28	NR/NR/NR*	1,946,366

	Total State		54,310,419

	Total Pre-Refunded\ Escrowed to Maturity General Obligation Bonds		89,950,392

Pre-Refunded Revenue Bonds (4.4%)

Education (0.3%):

	University of Hawaii, Prerefunded to 10/01/16 @100
2,325,000	5.000%, 10/01/23 AGC-ICC NPFG Insured	Aa2/AA/NR	2,349,854

Water & Sewer (4.1%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System Prerefunded 7/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA-/NR	2,005,000
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA-/NR	5,000,000

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A, Prerefunded to 7/01/16 @100
640,000	5.000%, 07/01/21 NPFG Insured	Aa2/AA-/NR	640,000
3,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA-/NR	3,525,000

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, AMT, Refunding Series A Prerefunded 7/01/16 @100
3,205,000	5.250%, 07/01/18 NPFG Insured	Aa2/AA-/NR	3,205,000

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 7/1/16@100
3,000,000	5.000%, 07/01/32 NPFG Insured	NR/NR/NR	3,000,000

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Prerefunded to 07/01/19 @100
555,000	5.000%, 07/01/20	NR/NR/NR*	624,525
1,925,000	5.000%, 07/01/21	NR/NR/NR*	2,166,145
1,565,000	5.000%, 07/01/22	NR/NR/NR*	1,761,048
1,845,000	5.000%, 07/01/23	NR/NR/NR*	2,076,123
1,395,000	5.000%, 07/01/24	NR/NR/NR*	1,569,752

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series C, Prerefunded to 07/01/16 @100
1,550,000	5.000%, 07/01/31 NPFG Insured	Aa2/AA-/NR	1,550,000

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series B-1 Remarket 09/15/06, Prerefunded to 07/01/16 @100
1,340,000	5.000%, 07/01/18 NPFG Insured	NR/NR/NR	1,340,000
1,935,000	5.000%, 07/01/19 NPFG Insured	NR/NR/NR	1,935,000
2,035,000	5.000%, 07/01/20 NPFG Insured	NR/NR/NR	2,035,000

	Total Water & Sewer		32,432,593

	Total Pre-Refunded Revenue Bonds		34,782,447

	Total Pre-Refunded\ Escrowed to Maturity Bonds		124,732,839

	Total Municipal Bonds (cost $726,818,916)		777,812,521

Shares	Short-Term Investment (0.3%)
2,237,470	Dreyfus Government Cash Management, Institutional Shares, 0.25%**(cost $2,237,470)	Aaa-mf/AAAm/NR	2,237,470

	Total Investments (cost $729,056,386-note b) - 99.0%		780,049,991
	Other assets less liabilities - 1.0%		8,076,325
	NET ASSETS - 100.0%		$788,126,316

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P	0.9%
	Prerefunded bonds\ ETM bonds ††	16.0
	Aa of Moody's or AA of S&P	68.3
	A of Moody's or A of S&P	14.0
	BBB of Fitch	0.5
	Short-Term Investment- Aaa-mf of Moody's	0.3
		100.0%

PORTFOLIO ABBREVIATIONS:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICC	Insured Custody Certificate
NPFG	National Public Finance Guarantee
NR	Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Calculated using the Moody's rating unless otherwise noted.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $729,056,386 amounted to $50,993,605 which consisted of aggregate gross unrealized appreciation of $51,004,898 and aggregate gross unrealized depreciation of $11,293.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2016:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$2,237,470
Level 2 – Other Significant Observable Inputs- Municipal Bonds	777,812,521
Level 3 – Significant Unobservable Inputs	-
Total	$780,049,991
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 26, 2016

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 26, 2016